Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.5%
AAR Corp.
(a) (b)
....................... 77,890 $ 5,358,053
AeroVironment, Inc.
(a) (b)
................. 248,157 70,712,337
Archer Aviation, Inc. , Class A
(a) (b)
........... 4,779,013 51,852,291
Astronics Corp.
(b)
..................... 242,511 8,119,268
Byrna Technologies, Inc.
(a) (b)
.............. 159,244 4,917,455
Cadre Holdings, Inc. ................... 249,365 7,942,275
Eve Holding, Inc.
(a) (b)
................... 453,959 3,114,159
Intuitive Machines, Inc. , Class A
(a) (b)
......... 56,591 615,144
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 1,443,629 67,056,567
Mercury Systems, Inc.
(b)
................ 105,004 5,655,515
Moog, Inc. , Class A ................... 247,179 44,731,984
Park Aerospace Corp. .................. 81,649 1,205,956
Redwire Corp.
(a) (b)
..................... 295,538 4,817,269
Satellogic, Inc. , Class A
(a) (b)
.............. 474,716 1,718,472
Triumph Group, Inc.
(b)
.................. 253,607 6,530,380
V2X, Inc.
(b)
......................... 11,271 547,207
VirTra, Inc.
(b)
........................ 17,865 126,306
285,020,638
Air Freight & Logistics — 0.0%
Forward Air Corp.
(b)
................... 74,380 1,825,285
Automobile Components — 1.0%
Dorman Products, Inc.
(b)
................ 242,338 29,727,602
Fox Factory Holding Corp.
(b)
.............. 91,520 2,374,029
LCI Industries ....................... 22,907 2,088,889
Luminar Technologies, Inc. , Class A
(a) (b)
...... 147,496 423,314
Modine Manufacturing Co.
(a) (b)
............ 459,592 45,269,812
Patrick Industries, Inc.
(a)
................ 285,425 26,336,165
Solid Power, Inc. , Class A
(b)
.............. 115,101 252,071
XPEL, Inc.
(a) (b) (c)
...................... 211,759 7,602,148
114,074,030
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................. 318,554 1,465,348
Banks — 2.9%
Amerant Bancorp, Inc. , Class A ........... 132,566 2,416,678
Arrow Financial Corp. .................. 7,632 201,638
Axos Financial, Inc.
(b)
.................. 59,146 4,497,462
Banc of California, Inc. ................. 79,405 1,115,640
BancFirst Corp. ...................... 167,146 20,662,589
Bancorp, Inc. (The)
(a) (b)
................. 400,655 22,825,315
Bank First Corp. ..................... 13,556 1,594,863
Bank of Hawaii Corp. .................. 267,831 18,086,627
Bank7 Corp. ........................ 3,864 161,631
Bankwell Financial Group, Inc. ............ 9,079 327,116
Bridgewater Bancshares, Inc.
(b)
........... 81,120 1,290,619
California Bancorp
(b)
................... 23,958 377,578
Capital Bancorp, Inc. .................. 23,875 801,723
Carter Bankshares, Inc.
(b)
............... 34,045 590,340
Citizens Financial Services, Inc. ........... 3,561 209,102
City Holding Co. ..................... 79,351 9,714,149
Coastal Financial Corp.
(a) (b)
.............. 113,579 11,002,398
Columbia Financial, Inc.
(a) (b)
.............. 17,595 255,304
Community Financial System, Inc. ......... 104,795 5,959,692
Community West Bancshares ............ 28,864 563,137
ConnectOne Bancorp, Inc. .............. 105,048 2,432,912
Customers Bancorp, Inc.
(b)
............... 20,669 1,214,097
Dime Community Bancshares, Inc. ......... 67,230 1,811,176
Eagle Bancorp, Inc. ................... 52,626 1,025,155
Esquire Financial Holdings, Inc. ........... 62,735 5,938,495
Finwise Bancorp
(b)
.................... 37,632 564,856
First Bancorp ....................... 773,621 16,114,525
First Business Financial Services, Inc. ....... 4,391 222,448
Security
Shares
Shares Value
Banks (continued)
First Community Corp. ................. 15,793 $ 385,033
First Financial Bankshares, Inc. ........... 1,180,210 42,463,956
First Financial Corp. ................... 12,491 676,887
First Internet Bancorp .................. 33,686 906,153
First Merchants Corp. .................. 26,889 1,029,849
First National Corp. ................... 6,245 121,590
First Western Financial, Inc.
(b)
............ 26,218 591,478
Five Star Bancorp .................... 78,989 2,254,346
GBank Financial Holdings, Inc.
(b)
.......... 4,498 159,274
Glacier Bancorp, Inc. .................. 204,377 8,804,561
Greene County Bancorp, Inc. ............. 36,829 818,340
Guaranty Bancshares, Inc. .............. 8,067 342,364
Hingham Institution for Savings (The) ....... 1,330 330,306
Hope Bancorp, Inc. ................... 51,785 555,653
International Bancshares Corp. ........... 50,663 3,372,129
Lakeland Financial Corp. ................ 122,584 7,532,787
LINKBANCORP, Inc. .................. 24,442 178,671
Live Oak Bancshares, Inc.
(a)
.............. 134,542 4,009,352
MainStreet Bancshares, Inc. ............. 6,136 115,970
Meridian Corp. ...................... 14,021 180,731
Metrocity Bankshares, Inc. .............. 93,193 2,663,456
Metropolitan Bank Holding Corp.
(b)
......... 20,266 1,418,620
NBT Bancorp, Inc. .................... 28,842 1,198,385
Nicolet Bankshares, Inc. ................ 34,022 4,201,037
Northeast Bank ...................... 38,868 3,458,863
Northfield Bancorp, Inc. ................ 47,545 545,817
Northrim Bancorp, Inc. ................. 25,767 2,403,030
Old National Bancorp .................. 327,929 6,998,005
Old Point Financial Corp. ............... 14,794 580,665
OP Bancorp ........................ 12,463 161,894
Orange County Bancorp, Inc. ............. 22,355 577,653
Origin Bancorp, Inc. ................... 16,488 589,281
Pathward Financial, Inc. ................ 206,880 16,368,346
Patriot National Bancorp, Inc.
(a) (b)
.......... 377,186 573,323
PCB Bancorp ....................... 15,265 320,260
Peapack-Gladstone Financial Corp. ........ 54,515 1,540,049
Peoples Financial Services Corp. .......... 8,173 403,501
Princeton Bancorp, Inc. ................. 5,874 179,392
Richmond Mutual Bancorp, Inc.
(a)
.......... 8,180 112,884
ServisFirst Bancshares, Inc. ............. 452,835 35,099,241
Shore Bancshares, Inc. ................. 43,349 681,446
SmartFinancial, Inc. ................... 21,747 734,614
Southern Missouri Bancorp, Inc. ........... 7,747 424,381
Stock Yards Bancorp, Inc. ............... 214,089 16,908,749
Texas Capital Bancshares, Inc.
(b)
.......... 54,948 4,362,871
Triumph Financial, Inc.
(a) (b)
............... 88,715 4,889,084
UMB Financial Corp. .................. 54,795 5,762,242
Union Bankshares, Inc. ................. 25,782 686,317
Unity Bancorp, Inc. .................... 30,149 1,419,415
USCB Financial Holdings, Inc. , Class A ...... 37,610 622,069
Valley National Bancorp ................ 1,044,295 9,325,554
WesBanco, Inc. ...................... 44,927 1,421,041
West Bancorp, Inc. .................... 20,218 396,879
333,835,059
Beverages — 0.2%
(b)
National Beverage Corp. ................ 210,226 9,090,172
Vita Coco Co., Inc. (The)
(a)
............... 353,356 12,756,152
Zevia PBC , Class A
(a)
.................. 275,034 885,609
22,731,933
Biotechnology — 10.3%
(b)
89bio, Inc. ......................... 375,052 3,683,011
Abeona Therapeutics, Inc.
(a)
.............. 361,124 2,051,184
Absci Corp.
(a)
....................... 758,728 1,949,931

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
ACADIA Pharmaceuticals, Inc. ............ 1,093,053 $ 23,577,153
Actinium Pharmaceuticals, Inc. ............ 17,038 23,853
Actuate Therapeutics, Inc.
(a)
.............. 36,667 224,035
ADC Therapeutics SA
(a)
................ 633,693 1,698,297
ADMA Biologics, Inc.
(a)
................. 2,030,247 36,970,798
Agenus, Inc. ........................ 2,038 9,314
Akebia Therapeutics, Inc.
(a)
.............. 248,602 904,911
Akero Therapeutics, Inc.
(a)
............... 613,884 32,756,850
Aldeyra Therapeutics, Inc.
(a)
.............. 383,218 1,467,725
Alector, Inc.
(a)
....................... 102,138 142,993
Alkermes plc ........................ 1,065,987 30,497,888
Altimmune, Inc.
(a)
..................... 679,050 2,627,924
ALX Oncology Holdings, Inc. ............. 42,283 17,552
Amicus Therapeutics, Inc.
(a)
.............. 2,448,838 14,031,842
AnaptysBio, Inc.
(a)
.................... 172,087 3,820,331
Anavex Life Sciences Corp.
(a)
............. 732,795 6,756,370
Apogee Therapeutics, Inc. ............... 280,886 12,198,879
Applied Therapeutics, Inc. ............... 119,146 37,066
Arbutus Biopharma Corp.
(a)
.............. 1,256,605 3,882,909
Arcellx, Inc.
(a)
....................... 320,395 21,098,011
Arcturus Therapeutics Holdings, Inc.
(a)
....... 87,786 1,142,096
Arcus Biosciences, Inc. ................. 449,297 3,657,278
Arcutis Biotherapeutics, Inc.
(a)
............ 941,389 13,198,274
Ardelyx, Inc.
(a)
....................... 2,072,658 8,124,819
ArriVent Biopharma, Inc.
(a)
............... 202,331 4,404,746
Arrowhead Pharmaceuticals, Inc.
(a)
......... 1,060,158 16,750,496
ARS Pharmaceuticals, Inc.
(a)
............. 482,123 8,413,046
Artiva Biotherapeutics, Inc. .............. 17,891 27,015
Atossa Therapeutics, Inc. ............... 4,047 3,359
aTyr Pharma, Inc.
(a)
................... 644,536 3,267,798
Aura Biosciences, Inc. ................. 100,287 627,797
Aurinia Pharmaceuticals, Inc.
(a)
............ 1,035,001 8,766,459
Avidity Biosciences, Inc.
(a)
............... 923,936 26,239,782
Avita Medical, Inc.
(a)
................... 222,077 1,174,787
Beam Therapeutics, Inc.
(a)
............... 838,194 14,257,680
Benitec Biopharma, Inc. ................ 94,285 1,103,135
Bicara Therapeutics, Inc.
(a)
.............. 20,106 186,785
BioCryst Pharmaceuticals, Inc.
(a)
........... 1,841,195 16,497,107
Biohaven Ltd.
(a)
...................... 795,057 11,218,254
Biomea Fusion, Inc. ................... 14,920 26,856
Black Diamond Therapeutics, Inc. .......... 7,036 17,449
Blueprint Medicines Corp. ............... 561,301 71,947,562
Bridgebio Pharma, Inc.
(a)
................ 1,370,816 59,191,835
Bright Minds Biosciences, Inc.
(a)
........... 38,267 999,151
Cabaletta Bio, Inc. .................... 3,187 4,844
CAMP4 Therapeutics Corp. .............. 8,328 12,076
Candel Therapeutics, Inc.
(a)
.............. 314,220 1,589,953
Capricor Therapeutics, Inc.
(a)
............. 339,041 3,366,677
Cardiff Oncology, Inc.
(a)
................. 257,392 810,785
CareDx, Inc.
(a)
....................... 478,196 9,343,950
Cartesian Therapeutics, Inc.
(a)
............ 16,727 173,794
Catalyst Pharmaceuticals, Inc. ............ 1,017,309 22,075,605
Celcuity, Inc. ........................ 243,544 3,251,312
CervoMed, Inc. ...................... 8,941 56,194
CG oncology, Inc.
(a)
................... 490,605 12,755,730
Climb Bio, Inc. ....................... 1,043 1,293
Cogent Biosciences, Inc. ................ 878,094 6,304,715
Coherus Oncology, Inc.
(a)
............... 263,294 192,547
Compass Therapeutics, Inc. ............. 423,197 1,100,312
Corbus Pharmaceuticals Holdings, Inc. ...... 13,123 90,549
Corvus Pharmaceuticals, Inc.
(a)
........... 457,649 1,830,596
Crinetics Pharmaceuticals, Inc.
(a)
.......... 794,495 22,849,676
Cytokinetics, Inc.
(a)
.................... 113,865 3,762,100
Day One Biopharmaceuticals, Inc. ......... 41,022 266,643
Denali Therapeutics, Inc.
(a)
.............. 71,658 1,002,495
Security
Shares
Shares Value
Biotechnology (continued)
DiaMedica Therapeutics, Inc. ............. 215,783 $ 841,554
Dianthus Therapeutics, Inc.
(a)
............. 14,989 279,245
Disc Medicine, Inc.
(a)
................... 216,060 11,442,538
Dynavax Technologies Corp. ............. 925,367 9,179,641
Dyne Therapeutics, Inc.
(a)
............... 266,115 2,533,415
Eledon Pharmaceuticals, Inc. ............. 41,414 112,232
Elevation Oncology, Inc. ................ 42,828 15,722
Fennec Pharmaceuticals, Inc.
(a)
........... 53,556 444,515
Fibrobiologics, Inc. .................... 60,634 37,727
Foghorn Therapeutics, Inc.
(a)
............. 195,264 917,741
Galectin Therapeutics, Inc.
(a)
............. 18,739 39,539
Geron Corp.
(a)
....................... 5,322,668 7,504,962
Gossamer Bio, Inc. ................... 1,634,852 2,010,868
Greenwich Lifesciences, Inc.
(a)
............ 48,561 440,448
Gyre Therapeutics, Inc.
(a)
............... 115,656 850,072
Heron Therapeutics, Inc.
(a)
............... 160,164 331,540
Humacyte, Inc.
(a)
..................... 271,788 568,037
IGM Biosciences, Inc. .................. 25,637 28,713
ImmunityBio, Inc.
(a)
.................... 1,666,074 4,398,435
Immunome, Inc.
(a)
.................... 647,339 6,020,253
Immunovant, Inc.
(a)
.................... 600,527 9,608,432
Inhibikase Therapeutics, Inc. ............. 64,446 125,670
Inmune Bio, Inc.
(a)
.................... 147,123 339,854
Ironwood Pharmaceuticals, Inc. , Class A ..... 1,250,943 897,176
Janux Therapeutics, Inc.
(a)
............... 112,344 2,595,146
Jasper Therapeutics, Inc. ............... 3,897 21,628
KalVista Pharmaceuticals, Inc.
(a)
........... 335,993 3,798,401
Kiniksa Pharmaceuticals International plc ..... 33,768 934,361
Krystal Biotech, Inc.
(a)
.................. 217,762 29,933,565
Kymera Therapeutics, Inc.
(a)
.............. 411,192 17,944,419
Kyverna Therapeutics, Inc. .............. 11,345 34,829
MacroGenics, Inc. .................... 40,837 49,413
Madrigal Pharmaceuticals, Inc.
(a)
.......... 147,968 44,781,036
MannKind Corp.
(a)
.................... 2,651,982 9,918,413
MeiraGTx Holdings plc
(a)
................ 277,293 1,807,950
Mersana Therapeutics, Inc. .............. 122,388 36,227
Metagenomi, Inc. ..................... 8,000 11,840
Metsera, Inc.
(a)
....................... 87,703 2,495,150
MiMedx Group, Inc. ................... 1,033,177 6,312,712
Mineralys Therapeutics, Inc.
(a)
............ 342,937 4,639,938
Mirum Pharmaceuticals, Inc.
(a)
............ 382,093 19,444,713
Monopar Therapeutics, Inc.
(a)
............. 34,769 1,244,035
Novavax, Inc.
(a)
...................... 1,082,898 6,822,257
Nuvalent, Inc. , Class A
(a)
................ 376,252 28,708,028
Nuvectis Pharma, Inc.
(a)
................ 109,139 815,268
Ocugen, Inc.
(a)
....................... 236,999 229,984
Organogenesis Holdings, Inc. , Class A
(a)
..... 593,087 2,170,698
ORIC Pharmaceuticals, Inc.
(a)
............ 108,534 1,101,620
Outlook Therapeutics, Inc. ............... 4,935 7,896
Ovid therapeutics, Inc. ................. 119,542 39,437
Palvella Therapeutics, Inc. ............... 54,673 1,232,329
PepGen, Inc. ........................ 26,858 29,812
Praxis Precision Medicines, Inc.
(a)
.......... 13,616 572,553
Precigen, Inc.
(a)
...................... 1,215,511 1,726,026
ProKidney Corp. , Class A ............... 72,121 42,703
Protagonist Therapeutics, Inc.
(a)
........... 511,446 28,267,620
Protalix BioTherapeutics, Inc.
(a)
........... 592,288 876,586
Prothena Corp. plc
(a)
................... 35,167 213,464
PTC Therapeutics, Inc.
(a)
................ 554,854 27,099,069
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 2,982,016 15,089,001
Renovaro, Inc. ....................... 146,804 42,412
Revolution Medicines, Inc. ............... 44,243 1,627,700
Rezolute, Inc.
(a)
...................... 501,358 2,236,057
Rhythm Pharmaceuticals, Inc. ............ 476,585 30,115,406
Rigel Pharmaceuticals, Inc.
(a)
............. 154,694 2,897,419

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Rocket Pharmaceuticals, Inc. ............. 121,864 $ 298,567
Sana Biotechnology, Inc.
(a)
............... 145,153 396,268
Savara, Inc.
(a)
....................... 1,101,030 2,510,348
Scholar Rock Holding Corp.
(a)
............ 655,418 23,214,906
SELLAS Life Sciences Group, Inc.
(a)
........ 703,081 1,539,747
Shattuck Labs, Inc. ................... 50,618 40,079
Sionna Therapeutics, Inc. ............... 79,797 1,384,478
Skye Bioscience, Inc. .................. 3,383 14,141
Soleno Therapeutics, Inc.
(a)
.............. 352,971 29,571,910
SpringWorks Therapeutics, Inc. ........... 634,480 29,814,215
Spyre Therapeutics, Inc.
(a)
............... 292,754 4,382,527
Stoke Therapeutics, Inc.
(a)
............... 359,718 4,082,799
Syndax Pharmaceuticals, Inc.
(a)
........... 696,716 6,524,745
Taysha Gene Therapies, Inc.
(a)
............ 1,463,651 3,381,034
Tectonic Therapeutic, Inc.
(a)
.............. 15,183 301,686
Tenaya Therapeutics, Inc. ............... 27,178 16,611
Tevogen Bio Holdings, Inc.
(a)
............. 139,879 174,849
TG Therapeutics, Inc.
(a)
................. 1,272,807 45,808,324
Travere Therapeutics, Inc. ............... 724,842 10,727,662
TriSalus Life Sciences, Inc. .............. 24,633 134,250
TScan Therapeutics, Inc. ............... 13,843 20,072
TuHURA Biosciences, Inc.
(a)
............. 185,843 414,430
Twist Bioscience Corp. ................. 519,543 19,113,987
UroGen Pharma Ltd.
(a)
................. 266,931 3,656,955
Vera Therapeutics, Inc. , Class A
(a)
.......... 452,013 10,649,426
Veracyte, Inc. ....................... 687,386 18,580,044
Verastem, Inc.
(a)
...................... 230,154 955,139
Vericel Corp.
(a)
....................... 442,486 18,827,779
Viridian Therapeutics, Inc.
(a)
.............. 483,927 6,765,299
Werewolf Therapeutics, Inc. .............. 11,038 12,031
X4 Pharmaceuticals, Inc. ................ 9,849 18,713
Xenon Pharmaceuticals, Inc.
(a)
............ 664,510 20,799,163
XOMA Royalty Corp. .................. 57,515 1,449,378
Y-mAbs Therapeutics, Inc.
(a)
.............. 313,937 1,415,856
Zura Bio Ltd. , Class A .................. 38,639 40,571
Zymeworks, Inc. ..................... 425,515 5,340,213
1,191,827,891
Broadline Retail — 0.1%
(b)
1stdibs.com, Inc. ..................... 4,098 11,270
Groupon, Inc.
(a)
...................... 219,835 7,353,481
Savers Value Village, Inc.
(a)
.............. 186,472 1,902,014
9,266,765
Building Products — 1.4%
AZZ, Inc. .......................... 260,450 24,607,316
CSW Industrials, Inc.
(a)
................. 142,903 40,988,868
Griffon Corp. ........................ 344,641 24,941,669
Insteel Industries, Inc. .................. 89,349 3,324,676
Janus International Group, Inc.
(a) (b)
......... 446,518 3,634,657
Tecnoglass, Inc. ...................... 214,178 16,568,810
UFP Industries, Inc. ................... 27,662 2,748,496
Zurn Elkay Water Solutions Corp. .......... 1,318,145 48,204,563
165,019,055
Capital Markets — 2.8%
Acadian Asset Management, Inc. .......... 243,700 8,587,988
Artisan Partners Asset Management, Inc. , Class
A ............................. 301,126 13,348,916
Bakkt Holdings, Inc. , Class A
(a) (b)
........... 7,271 101,430
BGC Group, Inc. , Class A ............... 3,151,434 32,239,170
Cohen & Steers, Inc. .................. 221,716 16,706,301
Diamond Hill Investment Group, Inc. ........ 3,776 548,691
Donnelley Financial Solutions, Inc.
(a) (b)
....... 168,479 10,386,730
GCM Grosvenor, Inc. , Class A ............ 347,133 4,012,857
Hamilton Lane, Inc. , Class A ............. 13,685 1,944,912
Security
Shares
Shares Value
Capital Markets (continued)
Marex Group plc ..................... 193,831 $ 7,650,510
Moelis & Co. , Class A .................. 529,559 33,002,117
P10, Inc. , Class A .................... 477,519 4,880,244
Patria Investments Ltd. , Class A ........... 527,359 7,414,668
Perella Weinberg Partners , Class C ........ 534,572 10,381,388
Piper Sandler Cos. .................... 153,433 42,645,168
PJT Partners, Inc. , Class A .............. 201,580 33,262,716
Siebert Financial Corp.
(a) (b)
............... 25,733 113,740
StepStone Group, Inc. , Class A ........... 550,147 30,533,158
StoneX Group, Inc.
(b)
.................. 396,129 36,103,197
Value Line, Inc. ...................... 6,703 262,422
Victory Capital Holdings, Inc. , Class A ....... 388,276 24,721,533
WisdomTree, Inc. ..................... 1,055,396 12,147,608
330,995,464
Chemicals — 1.6%
ASP Isotopes, Inc.
(a) (b)
.................. 501,659 3,692,210
Balchem Corp. ...................... 288,178 45,877,938
Cabot Corp. ........................ 444,651 33,348,825
Chemours Co. (The) ................... 1,322,590 15,143,655
Flotek Industries, Inc.
(b)
................. 31,930 471,287
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 19,826 223,042
Hawkins, Inc. ....................... 171,519 24,372,850
Ingevity Corp.
(b)
...................... 320,162 13,795,781
Innospec, Inc. ....................... 11,258 946,685
Northern Technologies International Corp. .... 14,933 110,654
PureCycle Technologies, Inc.
(a) (b)
........... 1,140,810 15,629,097
Sensient Technologies Corp. ............. 371,521 36,602,249
Solesence, Inc.
(a) (b)
.................... 147,782 644,329
190,858,602
Commercial Services & Supplies — 1.9%
ACV Auctions, Inc. , Class A
(a) (b)
............ 1,473,671 23,902,944
Brink's Co. (The) ..................... 380,330 33,959,666
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 551,300 63,608,994
CECO Environmental Corp.
(a) (b)
........... 256,211 7,253,333
Cimpress plc
(a) (b)
..................... 28,867 1,356,749
CompX International, Inc. ............... 7,015 186,388
CoreCivic, Inc.
(b)
..................... 146,613 3,089,136
Driven Brands Holdings, Inc.
(a) (b)
........... 524,703 9,213,785
GEO Group, Inc. (The)
(b)
................ 1,201,119 28,766,800
Healthcare Services Group, Inc.
(b)
.......... 288,462 4,335,584
HNI Corp. .......................... 235,083 11,561,382
Interface, Inc. ....................... 59,853 1,252,723
LanzaTech Global, Inc.
(b)
................ 194,500 52,748
Liquidity Services, Inc.
(b)
................ 203,627 4,803,561
Perma-Fix Environmental Services, Inc.
(a) (b)
... 32,268 339,459
Pitney Bowes, Inc. .................... 420,380 4,586,346
Quad/Graphics, Inc. , Class A ............. 181,454 1,025,215
Quest Resource Holding Corp.
(b)
........... 13,894 28,066
VSE Corp.
(a)
........................ 153,453 20,099,274
219,422,153
Communications Equipment — 0.8%
(b)
ADTRAN Holdings, Inc. ................ 653,887 5,865,367
Applied Optoelectronics, Inc.
(a)
............ 375,420 9,644,540
BK Technologies Corp. ................. 23,649 1,114,577
Calix, Inc. .......................... 518,574 27,582,951
Clearfield, Inc. ....................... 44,858 1,947,286
CommScope Holding Co., Inc. ............ 1,155,390 9,566,629
Extreme Networks, Inc. ................. 1,158,897 20,802,201
Harmonic, Inc.
(a)
...................... 255,009 2,414,935
Inseego Corp. ....................... 19,726 162,542
Viavi Solutions, Inc. ................... 1,940,646 19,542,305
98,643,333

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering — 2.9%
Arcosa, Inc. ........................ 118,346 $ 10,261,782
Argan, Inc. ......................... 116,581 25,703,779
Bowman Consulting Group Ltd.
(a) (b)
......... 116,215 3,341,181
Centuri Holdings, Inc.
(a) (b)
................ 147,325 3,305,973
Construction Partners, Inc. , Class A
(a) (b)
...... 411,593 43,744,104
Dycom Industries, Inc.
(b)
................ 245,868 60,087,680
Granite Construction, Inc. ............... 331,458 30,994,638
IES Holdings, Inc.
(a) (b)
.................. 79,455 23,536,955
Limbach Holdings, Inc.
(a) (b)
............... 93,399 13,085,200
Matrix Service Co.
(b)
................... 52,110 704,006
MYR Group, Inc.
(b)
.................... 135,588 24,602,443
Orion Group Holdings, Inc.
(a) (b)
............ 61,174 554,848
Primoris Services Corp. ................ 445,208 34,699,511
Sterling Infrastructure, Inc.
(a) (b)
............ 261,674 60,376,042
334,998,142
Construction Materials — 0.5%
Knife River Corp.
(a) (b)
................... 502,477 41,022,222
Smith-Midland Corp.
(a) (b)
................ 27,094 909,275
Titan America SA
(a) (b)
................... 203,584 2,540,728
United States Lime & Minerals, Inc. ......... 95,182 9,499,164
53,971,389
Consumer Finance — 1.3%
Atlanticus Holdings Corp.
(a) (b)
............. 2,986 163,484
Dave, Inc. , Class A
(a) (b)
................. 81,522 21,881,320
Enova International, Inc.
(b)
............... 214,363 23,905,762
FirstCash Holdings, Inc. ................ 347,579 46,971,826
LendingTree, Inc.
(b)
.................... 93,007 3,447,769
NerdWallet, Inc. , Class A
(b)
............... 366,739 4,023,127
OppFi, Inc. , Class A ................... 213,225 2,983,018
Regional Management Corp. ............. 13,420 391,998
Upstart Holdings, Inc.
(a) (b)
................ 738,343 47,756,025
151,524,329
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc. (The)
(b)
........... 320,847 20,473,247
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 110,909 2,363,471
Natural Grocers by Vitamin Cottage, Inc. ..... 112,112 4,400,396
PriceSmart, Inc. ...................... 224,771 23,609,946
Sprouts Farmers Market, Inc.
(b)
............ 12,200 2,008,608
52,855,668
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA ............. 322,897 1,381,999
Myers Industries, Inc. .................. 50,012 724,674
O-I Glass, Inc.
(b)
...................... 328,609 4,843,697
6,950,370
Diversified Consumer Services — 1.9%
Adtalem Global Education, Inc.
(b)
.......... 323,230 41,124,553
American Public Education, Inc.
(b)
.......... 143,886 4,382,768
Carriage Services, Inc. ................. 122,720 5,613,213
Coursera, Inc.
(b)
...................... 1,213,031 10,626,152
European Wax Center, Inc. , Class A
(a) (b)
...... 235,907 1,328,156
Frontdoor, Inc.
(b)
...................... 654,026 38,548,292
KinderCare Learning Cos., Inc.
(a) (b)
......... 274,090 2,768,309
Laureate Education, Inc.
(b)
............... 391,837 9,161,149
Lincoln Educational Services Corp.
(a) (b)
....... 256,775 5,918,664
Mister Car Wash, Inc.
(a) (b)
................ 774,472 4,654,577
Nerdy, Inc. , Class A
(a) (b)
................. 522,639 851,902
OneSpaWorld Holdings Ltd. .............. 831,188 16,947,923
Stride, Inc.
(a) (b)
....................... 374,756 54,410,824
Udemy, Inc.
(b)
....................... 851,442 5,985,637
Universal Technical Institute, Inc.
(b)
......... 395,506 13,403,698
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Zspace, Inc.
(a) (b)
...................... 14,628 $ 47,687
215,773,504
Diversified REITs — 0.0%
Gladstone Commercial Corp. ............. 74,986 1,074,549
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
....................... 113,222 2,904,144
Bandwidth, Inc. , Class A
(b)
............... 57,989 922,025
Cogent Communications Holdings, Inc. ...... 396,670 19,123,461
Globalstar, Inc.
(b)
..................... 440,760 10,379,898
IDT Corp. , Class B
(a)
................... 110,929 7,578,669
Lumen Technologies, Inc.
(b)
.............. 7,403,514 32,427,392
73,335,589
Electric Utilities — 0.2%
Genie Energy Ltd. , Class B .............. 19,954 536,364
MGE Energy, Inc. ..................... 168,962 14,942,999
Oklo, Inc.
(a) (b)
........................ 211,513 11,842,613
Otter Tail Corp. ...................... 23,221 1,790,107
29,112,083
Electrical Equipment — 2.0%
Allient, Inc. ......................... 6,329 229,806
American Superconductor Corp.
(a) (b)
........ 335,553 12,311,440
Amprius Technologies, Inc.
(a) (b)
............ 817,762 3,442,778
Array Technologies, Inc.
(a) (b)
.............. 292,167 1,723,785
Blink Charging Co.
(b)
................... 48,239 45,340
Bloom Energy Corp. , Class A
(a) (b)
.......... 1,799,339 43,040,189
Complete Solaria, Inc.
(a) (b)
............... 117,978 217,079
EnerSys ........................... 19,965 1,712,398
Enovix Corp.
(a) (b)
...................... 1,447,632 14,968,515
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 1,954,319 10,006,113
Fluence Energy, Inc. , Class A
(a) (b)
.......... 546,782 3,668,907
GrafTech International Ltd.
(b)
............. 176,928 172,080
KULR Technology Group, Inc.
(b)
........... 289,521 2,064,285
LSI Industries, Inc. .................... 177,128 3,012,947
NANO Nuclear Energy, Inc.
(a) (b)
............ 221,083 7,625,153
NEXTracker, Inc. , Class A
(a) (b)
............. 995,029 54,099,727
NuScale Power Corp. , Class A
(a) (b)
.......... 1,072,694 42,435,775
Powell Industries, Inc.
(a)
................ 83,915 17,659,912
Power Solutions International, Inc.
(b)
........ 52,909 3,422,154
Preformed Line Products Co.
(a)
............ 1,489 237,957
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 241,507 1,026,405
SKYX Platforms Corp.
(b)
................ 505,859 528,623
SolarMax Technology, Inc.
(b)
.............. 9,057 9,872
Thermon Group Holdings, Inc.
(b)
........... 34,727 975,134
Vicor Corp.
(a) (b)
....................... 204,781 9,288,866
233,925,240
Electronic Equipment, Instruments & Components — 4.6%
908 Devices, Inc.
(a) (b)
................... 183,062 1,305,232
Advanced Energy Industries, Inc.
(a)
......... 331,260 43,891,950
Aeva Technologies, Inc.
(b)
............... 258,218 9,758,058
Arlo Technologies, Inc.
(b)
................ 874,114 14,824,973
Badger Meter, Inc. .................... 260,308 63,762,445
Belden, Inc. ........................ 347,084 40,192,327
Climb Global Solutions, Inc. .............. 33,889 3,623,073
CTS Corp. ......................... 37,227 1,586,243
Daktronics, Inc.
(b)
..................... 64,270 971,762
Evolv Technologies Holdings, Inc.
(a) (b)
....... 1,021,368 6,373,336
Fabrinet
(a) (b)
......................... 316,955 93,400,299
FARO Technologies, Inc.
(b)
............... 77,334 3,396,509
Frequency Electronics, Inc. .............. 56,905 1,292,313
Insight Enterprises, Inc.
(a) (b)
.............. 82,602 11,406,097
Itron, Inc.
(b)
......................... 193,180 25,428,283
Knowles Corp.
(b)
..................... 51,254 903,096

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Lightwave Logic, Inc.
(a) (b)
................ 98,533 $ 122,181
MicroVision, Inc.
(a) (b)
................... 1,365,626 1,556,814
Mirion Technologies, Inc. , Class A
(a) (b)
....... 1,840,053 39,616,341
M-Tron Industries, Inc.
(b)
................ 19,626 824,292
Napco Security Technologies, Inc. ......... 310,235 9,210,877
Neonode, Inc.
(a) (b)
..................... 60,718 1,548,309
nLight, Inc.
(b)
........................ 30,004 590,479
Novanta, Inc.
(b)
...................... 316,475 40,803,122
OSI Systems, Inc.
(a) (b)
.................. 140,923 31,687,946
Ouster, Inc. , Class A
(b)
.................. 446,406 10,825,346
PAR Technology Corp.
(a) (b)
............... 204,860 14,211,138
Plexus Corp.
(b)
....................... 218,891 29,618,141
Red Cat Holdings, Inc.
(a) (b)
............... 657,867 4,789,272
Sanmina Corp.
(b)
..................... 205,299 20,084,401
Vuzix Corp.
(a) (b)
...................... 529,735 1,546,826
529,151,481
Energy Equipment & Services — 1.6%
Archrock, Inc. ....................... 1,450,105 36,006,107
Aris Water Solutions, Inc. , Class A ......... 271,024 6,409,718
Atlas Energy Solutions, Inc. .............. 492,251 6,581,396
Cactus, Inc. , Class A .................. 602,125 26,324,905
ChampionX Corp. .................... 1,431,571 35,560,224
DMC Global, Inc.
(b)
.................... 55,395 446,484
Energy Services of America Corp. ......... 91,757 912,064
Flowco Holdings, Inc. , Class A
(a)
........... 88,736 1,580,388
Helix Energy Solutions Group, Inc.
(b)
........ 287,109 1,791,560
Kodiak Gas Services, Inc. ............... 473,888 16,240,142
National Energy Services Reunited Corp.
(a) (b)
.. 44,565 268,281
Natural Gas Services Group, Inc.
(a) (b)
........ 22,256 574,427
Oceaneering International, Inc.
(b)
.......... 727,671 15,077,343
Seadrill Ltd.
(a) (b)
...................... 201,735 5,295,544
Select Water Solutions, Inc. , Class A ........ 38,982 336,804
Solaris Energy Infrastructure, Inc. , Class A .... 320,247 9,059,788
Tidewater, Inc.
(a) (b)
.................... 420,447 19,395,220
181,860,395
Entertainment — 0.7%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 59,259 2,916,135
Atlanta Braves Holdings, Inc. , Class C, NVS
(b)
. 399,546 18,686,767
Cinemark Holdings, Inc. ................ 936,717 28,270,119
CuriosityStream, Inc. , Class A ............ 257,382 1,449,061
Golden Matrix Group, Inc.
(a) (b)
............. 164,505 279,658
IMAX Corp.
(a) (b)
...................... 380,544 10,640,010
LiveOne, Inc.
(b)
...................... 43,957 33,183
Madison Square Garden Entertainment Corp.
(b)
. 346,763 13,860,117
Playtika Holding Corp. ................. 118,082 558,528
Reservoir Media, Inc.
(b)
................. 15,376 117,934
Vivid Seats, Inc. , Class A
(a) (b)
............. 379,859 641,962
77,453,474
Financial Services — 2.0%
AvidXchange Holdings, Inc.
(b)
............. 1,501,067 14,695,446
Burford Capital Ltd. ................... 1,068,313 15,234,143
Cantaloupe, Inc.
(b)
.................... 468,094 5,144,353
Cass Information Systems, Inc. ........... 93,720 4,072,134
EVERTEC, Inc. ...................... 563,806 20,325,206
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 74,377 14,449,964
Flywire Corp.
(b)
...................... 932,785 10,913,584
International Money Express, Inc.
(a) (b)
........ 246,448 2,486,660
Marqeta, Inc. , Class A
(a) (b)
............... 1,552,413 9,050,568
Mr Cooper Group, Inc.
(b)
................ 8,481 1,265,450
NCR Atleos Corp.
(a) (b)
.................. 642,642 18,334,576
Pagseguro Digital Ltd. , Class A ........... 965,468 9,307,112
Payoneer Global, Inc.
(b)
................. 2,428,156 16,632,869
Security
Shares
Shares Value
Financial Services (continued)
Paysign, Inc.
(b)
....................... 310,452 $ 2,235,254
Priority Technology Holdings, Inc.
(a) (b)
........ 220,123 1,712,557
Remitly Global, Inc.
(b)
.................. 1,363,596 25,594,697
Sezzle, Inc.
(a) (b)
...................... 118,364 21,216,747
StoneCo Ltd. , Class A
(a) (b)
............... 2,129,843 34,162,682
226,834,002
Food Products — 1.2%
Beyond Meat, Inc.
(a) (b)
.................. 65,817 229,701
BRC, Inc. , Class A
(a) (b)
.................. 534,695 700,451
Calavo Growers, Inc. .................. 134,032 3,563,911
Cal-Maine Foods, Inc. .................. 403,591 40,209,771
Forafric Global plc
(a) (b)
.................. 35,094 273,733
J & J Snack Foods Corp. ................ 136,397 15,468,784
John B Sanfilippo & Son, Inc. ............. 41,677 2,635,654
Lancaster Colony Corp. ................ 176,686 30,526,040
Lifeway Foods, Inc.
(a) (b)
................. 45,358 1,118,075
Mama's Creations, Inc.
(b)
................ 299,709 2,487,585
Simply Good Foods Co. (The)
(b)
........... 530,284 16,751,672
SunOpta, Inc.
(b)
...................... 842,334 4,885,537
Tootsie Roll Industries, Inc. .............. 140,116 4,686,880
Vital Farms, Inc.
(a) (b)
................... 304,197 11,717,668
Westrock Coffee Co.
(a) (b)
................ 308,906 1,770,031
WK Kellogg Co. ...................... 507,393 8,087,844
145,113,337
Gas Utilities — 0.1%
Chesapeake Utilities Corp. .............. 67,237 8,083,232
RGC Resources, Inc. .................. 5,170 115,705
8,198,937
Ground Transportation — 0.1%
Covenant Logistics Group, Inc. , Class A ...... 28,265 681,469
FTAI Infrastructure, Inc. ................. 855,799 5,280,280
Hertz Global Holdings, Inc.
(b)
............. 1,035,893 7,075,149
RXO, Inc.
(a) (b)
........................ 84,424 1,327,145
Werner Enterprises, Inc. ................ 78,843 2,157,145
16,521,188
Health Care Equipment & Supplies — 4.5%
Accuray, Inc.
(b)
....................... 805,357 1,103,339
Alphatec Holdings, Inc.
(a) (b)
............... 1,019,407 11,315,418
AngioDynamics, Inc.
(b)
................. 75,435 748,315
Anteris Technologies Global Corp.
(a) (b)
....... 182,094 690,136
Artivion, Inc.
(b)
....................... 272,530 8,475,683
AtriCure, Inc.
(a) (b)
..................... 424,506 13,911,062
AxoGen, Inc.
(b)
....................... 386,018 4,188,295
Beta Bionics, Inc.
(a) (b)
.................. 100,345 1,461,023
Bioventus, Inc. , Class A
(b)
............... 401,654 2,658,949
Butterfly Network, Inc. , Class A
(a) (b)
......... 1,683,808 3,367,616
Ceribell, Inc.
(a) (b)
...................... 217,133 4,066,901
Cerus Corp.
(b)
....................... 1,623,973 2,289,802
ClearPoint Neuro, Inc.
(a) (b)
............... 216,584 2,586,013
CVRx, Inc.
(a) (b)
....................... 146,075 858,921
Delcath Systems, Inc.
(b)
................. 252,908 3,439,549
Electromed, Inc.
(b)
.................... 56,772 1,248,416
Embecta Corp. ...................... 60,320 584,501
Fractyl Health, Inc.
(b)
................... 13,125 21,262
Glaukos Corp.
(a) (b)
..................... 490,114 50,623,875
Haemonetics Corp.
(a) (b)
................. 442,675 33,027,982
ICU Medical, Inc.
(a) (b)
................... 158,837 20,990,310
Inmode Ltd.
(b)
....................... 4,031 58,208
Integer Holdings Corp.
(b)
................ 302,347 37,179,611
iRadimed Corp. ...................... 71,762 4,290,650
iRhythm Technologies, Inc.
(a) (b)
............ 280,186 43,137,437
Kestra Medical Technologies Ltd.
(b)
......... 98,876 1,639,364

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
KORU Medical Systems, Inc.
(a) (b)
........... 341,963 $ 1,224,227
Lantheus Holdings, Inc.
(a) (b)
.............. 592,825 48,528,654
LeMaitre Vascular, Inc. ................. 183,214 15,215,923
LENSAR, Inc.
(a) (b)
..................... 75,060 988,540
Lucid Diagnostics, Inc.
(a) (b)
............... 259,735 298,695
Merit Medical Systems, Inc.
(b)
............. 476,473 44,540,696
Myomo, Inc.
(a) (b)
...................... 280,412 605,690
Neuronetics, Inc.
(b)
.................... 317,701 1,108,776
NeuroPace, Inc.
(a) (b)
................... 197,177 2,196,552
Novocure Ltd.
(b)
...................... 893,203 15,899,013
OrthoPediatrics Corp.
(b)
................. 34,462 740,244
Outset Medical, Inc.
(b)
.................. 45,139 867,120
PROCEPT BioRobotics Corp.
(a) (b)
.......... 461,373 26,575,085
Pro-Dex, Inc.
(a) (b)
..................... 18,448 805,071
Pulmonx Corp.
(a) (b)
.................... 326,258 845,008
Pulse Biosciences, Inc.
(a) (b)
............... 154,860 2,336,837
QuidelOrtho Corp.
(b)
................... 255,479 7,362,905
RxSight, Inc.
(a) (b)
...................... 326,750 4,247,750
Sanara Medtech, Inc.
(a) (b)
................ 29,266 830,862
SANUWAVE Health, Inc.
(b)
............... 45,977 1,510,804
Semler Scientific, Inc.
(a) (b)
................ 12,514 484,792
SI-BONE, Inc.
(b)
...................... 333,751 6,281,194
Sight Sciences, Inc.
(a) (b)
................. 359,515 1,484,797
STAAR Surgical Co.
(b)
.................. 377,650 6,336,967
Stereotaxis, Inc.
(a) (b)
................... 478,336 1,014,072
Surmodics, Inc.
(b)
..................... 120,667 3,585,017
Tandem Diabetes Care, Inc.
(a) (b)
........... 587,279 10,946,881
TransMedics Group, Inc.
(b)
............... 292,035 39,135,610
Treace Medical Concepts, Inc.
(b)
........... 414,495 2,437,231
UFP Technologies, Inc.
(a) (b)
............... 66,091 16,136,779
Zynex, Inc.
(b)
........................ 21,276 54,892
518,589,322
Health Care Providers & Services — 5.1%
Addus HomeCare Corp.
(a) (b)
.............. 76,887 8,856,614
agilon health, Inc.
(b)
................... 2,716,095 6,247,018
AirSculpt Technologies, Inc.
(a) (b)
........... 86,195 416,322
Alignment Healthcare, Inc.
(a) (b)
............ 1,120,270 15,683,780
Ardent Health, Inc.
(b)
................... 17,136 234,078
Astrana Health, Inc.
(a) (b)
................. 358,869 8,928,661
Aveanna Healthcare Holdings, Inc.
(b)
........ 307,381 1,607,603
BrightSpring Health Services, Inc.
(a) (b)
....... 742,896 17,524,917
Brookdale Senior Living, Inc.
(b)
............ 1,783,319 12,411,900
Clover Health Investments Corp. , Class A
(a) (b)
.. 3,540,343 9,877,557
Community Health Systems, Inc.
(a) (b)
........ 727,471 2,473,401
Concentra Group Holdings Parent, Inc.
(a)
..... 962,361 19,795,766
CorVel Corp.
(b)
....................... 255,709 26,281,771
Ensign Group, Inc. (The) ................ 492,779 76,016,089
GeneDx Holdings Corp. , Class A
(b)
......... 164,935 15,225,150
Guardant Health, Inc.
(a) (b)
................ 1,046,932 54,482,341
HealthEquity, Inc.
(b)
.................... 748,521 78,415,060
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 1,671,676 83,333,049
InfuSystem Holdings, Inc.
(b)
.............. 11,519 71,879
Innovage Holding Corp.
(a) (b)
.............. 58,386 215,444
Joint Corp. (The)
(a) (b)
................... 128,660 1,484,736
LifeStance Health Group, Inc.
(a) (b)
.......... 645,561 3,337,550
ModivCare, Inc.
(b)
..................... 10,257 32,002
Nano-X Imaging Ltd.
(a) (b)
................ 140,752 727,688
National Research Corp. ................ 113,504 1,906,867
NeoGenomics, Inc.
(b)
.................. 108,776 795,153
Nutex Health, Inc.
(b)
................... 30,056 3,741,671
Oncology Institute, Inc. (The)
(b)
............ 514,650 1,055,032
Option Care Health, Inc.
(b)
............... 1,446,652 46,987,257
PACS Group, Inc.
(b)
................... 359,960 4,650,683
Pennant Group, Inc. (The)
(b)
.............. 297,584 8,882,882
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Performant Healthcare, Inc.
(b)
............. 462,723 $ 1,850,892
Privia Health Group, Inc.
(b)
............... 1,009,959 23,229,057
Progyny, Inc.
(b)
....................... 602,938 13,264,636
RadNet, Inc.
(b)
....................... 474,794 27,020,527
Sonida Senior Living, Inc.
(a) (b)
............. 29,880 745,506
Talkspace, Inc.
(a) (b)
.................... 1,088,903 3,027,150
US Physical Therapy, Inc. ............... 81,386 6,364,385
Viemed Healthcare, Inc.
(b)
............... 297,610 2,056,485
589,258,559
Health Care REITs — 0.3%
American Healthcare REIT, Inc. ........... 494,399 18,164,219
CareTrust REIT, Inc. ................... 164,027 5,019,226
National Health Investors, Inc. ............ 91,930 6,446,132
Strawberry Fields REIT, Inc. ............. 65,695 692,425
Universal Health Realty Income Trust ....... 98,996 3,956,870
34,278,872
Health Care Technology — 0.6%
Claritev Corp.
(b)
...................... 60,682 2,738,579
Evolent Health, Inc. , Class A
(a) (b)
........... 337,623 3,801,635
HealthStream, Inc. .................... 88,726 2,455,048
LifeMD, Inc.
(b)
....................... 228,318 3,109,691
OptimizeRx Corp.
(a) (b)
.................. 150,166 2,027,241
Phreesia, Inc.
(a) (b)
..................... 497,112 14,147,808
Schrodinger, Inc.
(a) (b)
................... 494,553 9,950,406
Simulations Plus, Inc.
(a)
................. 146,468 2,555,867
Teladoc Health, Inc.
(a) (b)
................. 297,127 2,587,976
TruBridge, Inc.
(b)
..................... 86,974 2,036,931
Waystar Holding Corp.
(b)
................ 678,876 27,745,662
73,156,844
Hotel & Resort REITs — 0.5%
DiamondRock Hospitality Co. ............. 1,035,744 7,933,799
Ryman Hospitality Properties, Inc. ......... 516,201 50,933,553
Sunstone Hotel Investors, Inc. ............ 122,710 1,065,123
Xenia Hotels & Resorts, Inc. ............. 133,380 1,676,586
61,609,061
Hotels, Restaurants & Leisure — 3.4%
Accel Entertainment, Inc. , Class A
(b)
........ 477,263 5,617,386
Bally's Corp.
(b)
....................... 60,662 581,142
BJ's Restaurants, Inc.
(a) (b)
............... 119,320 5,321,672
Bloomin' Brands, Inc. .................. 462,226 3,979,766
Brinker International, Inc.
(b)
.............. 388,453 70,049,730
Cheesecake Factory, Inc. (The) ........... 405,364 25,400,108
Cracker Barrel Old Country Store, Inc. ....... 53,674 3,278,408
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 238,741 7,181,329
Denny's Corp.
(a) (b)
..................... 42,972 176,185
Dine Brands Global, Inc. ................ 21,359 519,664
Everi Holdings, Inc.
(b)
.................. 741,861 10,564,101
First Watch Restaurant Group, Inc.
(a) (b)
....... 356,575 5,719,463
Genius Sports Ltd.
(a) (b)
.................. 1,943,263 20,209,935
Global Business Travel Group I
(a) (b)
......... 737,976 4,649,249
Hilton Grand Vacations, Inc.
(a) (b)
........... 537,283 22,313,363
Inspired Entertainment, Inc.
(b)
............. 211,657 1,729,238
Jack in the Box, Inc. ................... 139,951 2,443,544
Krispy Kreme, Inc. .................... 92,810 270,077
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 55,287 4,759,105
Life Time Group Holdings, Inc.
(b)
........... 1,192,141 36,157,637
Lindblad Expeditions Holdings, Inc.
(b)
........ 327,453 3,821,377
Monarch Casino & Resort, Inc. ............ 113,635 9,822,609
Nathan's Famous, Inc. ................. 21,217 2,346,176
ONE Group Hospitality, Inc. (The)
(b)
......... 15,719 63,662
Papa John's International, Inc. ............ 25,285 1,237,448
PlayAGS, Inc.
(b)
...................... 328,464 4,102,515

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Potbelly Corp.
(a) (b)
..................... 201,764 $ 2,471,609
Pursuit Attractions & Hospitality, Inc.
(b)
....... 14,141 407,685
RCI Hospitality Holdings, Inc.
(a)
............ 42,234 1,609,960
Red Rock Resorts, Inc. , Class A ........... 237,031 12,332,723
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 780,053 11,622,790
Sabre Corp.
(a) (b)
...................... 837,439 2,646,307
Serve Robotics, Inc.
(a) (b)
................. 276,026 3,157,737
Shake Shack, Inc. , Class A
(b)
............. 340,808 47,917,605
Six Flags Entertainment Corp.
(a) (b)
.......... 672,860 20,475,130
Super Group SGHC Ltd. ................ 1,403,135 15,392,391
Sweetgreen, Inc. , Class A
(a) (b)
............. 909,027 13,526,322
United Parks & Resorts, Inc.
(a) (b)
........... 225,809 10,646,894
Xponential Fitness, Inc. , Class A
(a) (b)
........ 240,480 1,801,195
396,323,237
Household Durables — 1.0%
Cavco Industries, Inc.
(b)
................. 67,080 29,141,564
Champion Homes, Inc.
(b)
................ 474,330 29,697,801
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 65,833 1,654,383
Green Brick Partners, Inc.
(b)
.............. 92,851 5,838,471
Installed Building Products, Inc. ........... 206,028 37,150,969
Lovesac Co. (The)
(a) (b)
.................. 74,384 1,353,789
Sonos, Inc.
(b)
........................ 949,758 10,266,884
United Homes Group, Inc. , Class A
(b)
........ 15,664 45,426
115,149,287
Household Products — 0.3%
Energizer Holdings, Inc. ................ 459,754 9,268,641
Oil-Dri Corp. of America ................ 68,368 4,033,028
WD-40 Co. ......................... 119,698 27,301,917
40,603,586
Independent Power and Renewable Electricity Producers — 0.0%
(b)
Hallador Energy Co. ................... 253,586 4,014,266
Montauk Renewables, Inc.
(a)
............. 172,770 383,550
4,397,816
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ......... 72,786 2,270,923
Insurance — 2.3%
American Coastal Insurance Corp. ......... 113,679 1,264,111
AMERISAFE, Inc. .................... 87,143 3,810,763
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
618,316 26,470,108
Bowhead Specialty Holdings, Inc.
(b)
......... 139,007 5,216,933
Crawford & Co. , Class A, NVS ............ 147,050 1,555,789
F&G Annuities & Life, Inc. ............... 8,745 279,665
Goosehead Insurance, Inc. , Class A ........ 165,370 17,448,189
HCI Group, Inc. ...................... 75,660 11,515,452
Heritage Insurance Holdings, Inc.
(b)
......... 152,513 3,803,674
Hippo Holdings, Inc.
(b)
.................. 84,954 2,372,765
Investors Title Co. .................... 2,596 548,535
Kestrel Group Ltd.
(a)
................... 11,812 313,254
Kingstone Cos., Inc.
(b)
.................. 69,038 1,063,876
Kingsway Financial Services, Inc.
(a) (b)
........ 156,785 2,122,869
Lemonade, Inc.
(a) (b)
.................... 489,296 21,436,058
Oscar Health, Inc. , Class A
(a) (b)
............ 1,610,255 34,523,867
Palomar Holdings, Inc.
(b)
................ 231,280 35,674,940
Root, Inc. , Class A
(a) (b)
.................. 93,619 11,980,423
Selective Insurance Group, Inc. ........... 470,394 40,759,640
Selectquote, Inc.
(b)
.................... 859,039 2,044,513
SiriusPoint Ltd.
(b)
..................... 49,737 1,014,137
Skyward Specialty Insurance Group, Inc.
(b)
.... 313,784 18,133,577
Tiptree, Inc. ........................ 61,048 1,439,512
Trupanion, Inc.
(a) (b)
.................... 326,575 18,075,926
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ......... 54,216 $ 1,503,410
264,371,986
Interactive Media & Services — 0.8%
(b)
Arena Group Holdings, Inc. (The) .......... 100,425 622,635
Bumble, Inc. , Class A
(a)
................. 72,391 477,057
Cargurus, Inc. , Class A ................. 723,973 24,231,376
EverQuote, Inc. , Class A ................ 240,032 5,803,974
fuboTV, Inc.
(a)
....................... 2,926,915 11,297,892
Grindr, Inc.
(a)
........................ 294,833 6,692,709
MediaAlpha, Inc. , Class A
(a)
.............. 291,431 3,191,170
QuinStreet, Inc. ...................... 475,943 7,662,682
Rumble, Inc. , Class A
(a)
................. 161,642 1,451,545
System1, Inc. ....................... 2,419 13,377
Travelzoo
(a)
......................... 53,541 681,577
TripAdvisor, Inc. ...................... 489,125 6,383,081
Vimeo, Inc. ......................... 576,859 2,330,510
VTEX , Class A ....................... 502,162 3,314,269
Yelp, Inc. .......................... 540,962 18,538,768
ZipRecruiter, Inc. , Class A
(a)
.............. 578,665 2,899,112
95,591,734
IT Services — 0.6%
Applied Digital Corp.
(a) (b)
................ 1,177,615 11,858,583
Backblaze, Inc. , Class A
(b)
............... 468,589 2,577,240
BigBear.ai Holdings, Inc.
(a) (b)
.............. 599,056 4,067,590
BigCommerce Holdings, Inc.
(a) (b)
........... 583,459 2,917,295
Couchbase, Inc.
(b)
.................... 378,253 9,221,808
Crexendo, Inc.
(b)
..................... 109,160 662,601
CSP, Inc. .......................... 43,425 561,919
DigitalOcean Holdings, Inc.
(b)
............. 568,876 16,247,099
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 470,198 5,430,787
Hackett Group, Inc. (The) ............... 203,508 5,173,173
Information Services Group, Inc. ........... 110,364 529,747
Rackspace Technology, Inc.
(b)
............ 176,854 226,373
TSS, Inc.
(a) (b)
........................ 160,573 4,629,320
Tucows, Inc. , Class A
(a) (b)
................ 13,643 268,904
Unisys Corp.
(b)
....................... 461,808 2,091,990
66,464,429
Leisure Products — 0.3%
Acushnet Holdings Corp. ................ 247,821 18,046,325
Latham Group, Inc.
(b)
.................. 344,352 2,196,966
Marine Products Corp. ................. 39,405 335,337
Peloton Interactive, Inc. , Class A
(a) (b)
........ 1,145,727 7,951,345
Sturm Ruger & Co., Inc. ................ 48,300 1,733,970
30,263,943
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc. , Class A
(b)
............ 241,610 2,797,844
Adaptive Biotechnologies Corp.
(b)
.......... 1,310,536 15,267,744
Akoya Biosciences, Inc.
(b)
............... 45,028 58,536
Alpha Teknova, Inc.
(b)
.................. 88,598 435,016
Atlantic International Corp.
(a) (b)
............ 38,385 77,922
BioLife Solutions, Inc.
(a) (b)
................ 332,779 7,168,060
Codexis, Inc.
(a) (b)
..................... 577,109 1,408,146
CryoPort, Inc.
(a) (b)
..................... 99,205 740,069
Harvard Bioscience, Inc.
(b)
............... 29,277 12,993
Lifecore Biomedical, Inc.
(b)
............... 170,949 1,388,106
Mesa Laboratories, Inc. ................ 45,304 4,268,543
Niagen Bioscience, Inc.
(a) (b)
.............. 459,819 6,625,992
OmniAb, Inc.
(a) (b)
..................... 88,124 153,336
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 5,861 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 5,861 —
40,402,307

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 5.0%
374Water, Inc.
(a) (b)
.................... 123,686 $ 40,111
Alamo Group, Inc. .................... 28,099 6,136,260
Albany International Corp. , Class A ......... 80,048 5,613,766
Atmus Filtration Technologies, Inc. ......... 663,814 24,176,106
Blue Bird Corp.
(a) (b)
.................... 282,999 12,214,237
Chart Industries, Inc.
(a) (b)
................ 396,793 65,331,968
Douglas Dynamics, Inc. ................ 172,762 5,091,296
Energy Recovery, Inc.
(a) (b)
............... 468,435 5,986,599
Enerpac Tool Group Corp. , Class A
(a)
........ 475,548 19,288,227
Enpro, Inc. ......................... 23,898 4,577,662
ESCO Technologies, Inc. ............... 228,412 43,825,411
Federal Signal Corp.
(a)
................. 526,836 56,065,887
Franklin Electric Co., Inc. ............... 350,314 31,437,178
Gorman-Rupp Co. (The) ................ 182,649 6,706,871
Graham Corp.
(a) (b)
..................... 91,448 4,527,591
JBT Marel Corp. ..................... 221,026 26,580,587
Kadant, Inc.
(a)
....................... 103,483 32,850,678
Lindsay Corp. ....................... 94,756 13,668,553
Mayville Engineering Co., Inc.
(a) (b)
.......... 9,970 159,121
Microvast Holdings, Inc.
(a) (b)
.............. 1,112,461 4,038,234
Mueller Water Products, Inc. , Class A ....... 1,370,757 32,952,998
Omega Flex, Inc. ..................... 31,710 1,026,770
REV Group, Inc.
(a)
.................... 451,346 21,479,556
Richtech Robotics, Inc. , Class B
(a) (b)
........ 609,549 1,188,621
Shyft Group, Inc. (The) ................. 16,091 201,781
SPX Technologies, Inc.
(b)
................ 400,199 67,105,368
Standex International Corp. .............. 84,580 13,235,078
Trinity Industries, Inc. .................. 336,100 9,078,061
Watts Water Technologies, Inc. , Class A ...... 240,972 59,252,605
Worthington Enterprises, Inc. ............. 89,528 5,697,562
579,534,743
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.
(b)
......... 5,206 45,136
Media — 0.6%
Altice USA, Inc. , Class A
(b)
............... 342,431 732,802
Boston Omaha Corp. , Class A
(a) (b)
.......... 12,489 175,346
Cardlytics, Inc.
(b)
..................... 23,006 37,845
Emerald Holding, Inc. .................. 109,787 532,467
Entravision Communications Corp. , Class A ... 110,576 256,536
Gambling.com Group Ltd.
(a) (b)
............. 147,778 1,757,080
Gannett Co., Inc.
(b)
.................... 1,104,385 3,953,698
Ibotta, Inc. , Class A
(a) (b)
................. 114,480 4,189,968
Integral Ad Science Holding Corp.
(a) (b)
....... 95,995 797,718
John Wiley & Sons, Inc. , Class A .......... 340,638 15,202,674
Magnite, Inc.
(a) (b)
...................... 1,230,438 29,678,165
Stagwell, Inc. , Class A
(a) (b)
............... 1,000,690 4,503,105
TechTarget, Inc.
(b)
..................... 26,696 207,428
Thryv Holdings, Inc.
(a) (b)
................. 326,329 3,968,161
65,992,993
Metals & Mining — 0.9%
Alpha Metallurgical Resources, Inc.
(b)
....... 30,864 3,471,583
American Battery Technology Co.
(a) (b)
........ 367,527 595,394
Carpenter Technology Corp. ............. 15,727 4,346,628
Century Aluminum Co.
(a) (b)
............... 457,445 8,243,159
Coeur Mining, Inc.
(b)
................... 2,813,346 24,926,246
Compass Minerals International, Inc.
(b)
....... 231,636 4,653,567
Constellium SE , Class A
(b)
............... 463,265 6,161,424
Contango ORE, Inc.
(a) (b)
................. 74,459 1,450,461
Critical Metals Corp.
(a) (b)
................. 116,360 416,569
Dakota Gold Corp.
(b)
................... 752,382 2,776,290
Hecla Mining Co. ..................... 1,249,254 7,483,031
Idaho Strategic Resources, Inc.
(a) (b)
......... 101,110 1,322,519
Ivanhoe Electric, Inc.
(a) (b)
................ 648,370 5,880,716
Security
Shares
Shares Value
Metals & Mining (continued)
Kaiser Aluminum Corp. ................. 74,815 $ 5,977,718
Lifezone Metals Ltd.
(b)
.................. 219,512 904,389
Materion Corp. ...................... 34,907 2,770,569
NioCorp Developments Ltd.
(a) (b)
........... 448,391 1,044,751
Novagold Resources, Inc.
(b)
.............. 2,034,065 8,319,326
Perpetua Resources Corp.
(a) (b)
............ 405,655 4,924,652
Piedmont Lithium, Inc.
(a) (b)
............... 163,749 953,019
Ramaco Resources, Inc. , Class A .......... 311,979 4,099,404
Ramaco Resources, Inc. , Class B .......... 9,015 73,743
United States Antimony Corp.
(a) (b)
.......... 803,243 1,751,070
US Gold Corp.
(b)
..................... 93,917 1,145,787
US Goldmining, Inc.
(b)
.................. 13,541 111,036
Vox Royalty Corp. .................... 325,763 1,029,411
104,832,462
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
ACRES Commercial Realty Corp.
(a) (b)
....... 6,578 118,009
Angel Oak Mortgage REIT, Inc. ........... 51,660 486,637
Apollo Commercial Real Estate Finance, Inc. .. 604,393 5,850,524
Two Harbors Investment Corp. ............ 471,029 5,072,983
11,528,153
Oil, Gas & Consumable Fuels — 1.5%
Calumet, Inc.
(a) (b)
..................... 63,461 999,828
Centrus Energy Corp. , Class A
(a) (b)
......... 100,717 18,449,340
Comstock Resources, Inc.
(b)
.............. 453,629 12,551,914
Core Natural Resources, Inc.
(a)
............ 159,996 11,158,121
CVR Energy, Inc. ..................... 273,362 7,339,770
Delek US Holdings, Inc. ................ 535,496 11,341,805
Empire Petroleum Corp.
(a) (b)
.............. 117,862 622,311
Energy Fuels, Inc.
(b)
................... 487,347 2,802,245
Evolution Petroleum Corp. ............... 223,672 1,051,258
FLEX LNG Ltd.
(a)
..................... 43,984 966,768
Gulfport Energy Corp.
(a) (b)
............... 133,338 26,823,605
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 22,489 411,774
Kinetik Holdings, Inc. , Class A ............ 281,665 12,407,343
Kolibri Global Energy, Inc.
(a) (b)
............. 62,070 425,179
Lightbridge Corp.
(a) (b)
................... 127,830 1,709,087
Magnolia Oil & Gas Corp. , Class A ......... 327,047 7,352,017
NextDecade Corp.
(a) (b)
.................. 1,175,025 10,469,473
NextNRG, Inc.
(a) (b)
.................... 37,314 103,360
OPAL Fuels, Inc. , Class A
(b)
.............. 145,942 353,180
Par Pacific Holdings, Inc.
(b)
.............. 133,820 3,550,245
PrimeEnergy Resources Corp.
(b)
........... 783 114,616
REX American Resources Corp.
(b)
......... 34,200 1,665,882
Riley Exploration Permian, Inc. ............ 21,416 561,742
Sable Offshore Corp. , Class A
(a) (b)
.......... 600,842 13,206,507
Uranium Energy Corp.
(a) (b)
............... 3,739,635 25,429,518
Ur-Energy, Inc.
(b)
..................... 152,747 160,384
VAALCO Energy, Inc. .................. 113,482 409,670
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 24,456 84,129
World Kinect Corp. .................... 60,557 1,716,791
174,237,862
Paper & Forest Products — 0.0%
Sylvamo Corp. ...................... 81,350 4,075,635
Passenger Airlines — 0.4%
(b)
Allegiant Travel Co. ................... 23,328 1,281,873
Frontier Group Holdings, Inc.
(a)
............ 505,273 1,834,141
Joby Aviation, Inc. , Class A
(a)
............. 4,055,189 42,782,244
Sun Country Airlines Holdings, Inc. ......... 255,421 3,001,197
Wheels Up Experience, Inc. , Class A
(a)
...... 73,766 78,930
48,978,385

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
........ 841,375 $ 1,607,026
FitLife Brands, Inc.
(b)
................... 24,738 322,089
Herbalife Ltd.
(b)
...................... 655,980 5,654,548
Honest Co., Inc. (The)
(b)
................ 412,439 2,099,315
Interparfums, Inc. ..................... 161,443 21,199,080
Lifevantage Corp. .................... 69,805 913,049
Nature's Sunshine Products, Inc.
(a) (b)
........ 30,649 453,299
32,248,406
Pharmaceuticals — 2.0%
Aardvark Therapeutics, Inc.
(b)
............. 19,621 265,276
Alto Neuroscience, Inc.
(b)
................ 20,721 45,586
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 1,158,223 9,370,024
Amphastar Pharmaceuticals, Inc.
(b)
......... 24,541 563,461
Amylyx Pharmaceuticals, Inc.
(b)
........... 432,229 2,770,588
ANI Pharmaceuticals, Inc.
(a) (b)
............. 159,178 10,386,364
Aquestive Therapeutics, Inc.
(a) (b)
........... 256,683 849,621
Arvinas, Inc.
(b)
....................... 61,619 453,516
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 783,660 6,935,391
Axsome Therapeutics, Inc.
(b)
............. 354,520 37,008,343
Biote Corp. , Class A
(a) (b)
................. 90,609 364,248
Cassava Sciences, Inc.
(b)
............... 23,404 42,361
Collegium Pharmaceutical, Inc.
(b)
.......... 280,233 8,286,490
Corcept Therapeutics, Inc.
(b)
............. 21,530 1,580,302
CorMedix, Inc.
(a) (b)
.................... 565,493 6,966,874
Edgewise Therapeutics, Inc.
(a) (b)
........... 644,061 8,443,640
Enliven Therapeutics, Inc.
(a) (b)
............. 284,182 5,700,691
Esperion Therapeutics, Inc.
(a) (b)
............ 588,246 579,069
Eton Pharmaceuticals, Inc.
(b)
............. 204,119 2,908,696
Evolus, Inc.
(a) (b)
...................... 469,277 4,322,041
Fulcrum Therapeutics, Inc.
(a) (b)
............ 42,567 292,861
Harmony Biosciences Holdings, Inc.
(b)
....... 383,651 12,123,372
Harrow, Inc.
(a) (b)
...................... 277,379 8,471,155
Indivior plc
(a) (b)
....................... 815,517 12,020,720
Innoviva, Inc.
(b)
...................... 479,625 9,635,666
Journey Medical Corp.
(b)
................ 93,916 674,317
LENZ Therapeutics, Inc.
(a) (b)
.............. 155,807 4,566,703
Ligand Pharmaceuticals, Inc.
(b)
............ 19,288 2,192,660
Liquidia Corp.
(a) (b)
..................... 565,002 7,039,925
MediWound Ltd.
(a) (b)
................... 65,295 1,264,764
Mind Medicine MindMed, Inc.
(a) (b)
.......... 212,538 1,379,372
Neumora Therapeutics, Inc.
(b)
............. 168,230 123,363
Nuvation Bio, Inc. , Class A
(b)
............. 173,849 339,005
Ocular Therapeutix, Inc.
(a) (b)
.............. 1,237,324 11,482,367
Omeros Corp.
(a) (b)
..................... 436,809 1,310,427
Pacira BioSciences, Inc.
(b)
............... 35,020 836,978
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 100,532 964,102
Phibro Animal Health Corp. , Class A ........ 178,875 4,568,467
Prestige Consumer Healthcare, Inc.
(b)
....... 79,054 6,312,462
scPharmaceuticals, Inc.
(a) (b)
.............. 295,118 1,124,399
SIGA Technologies, Inc. ................ 295,134 1,924,274
Supernus Pharmaceuticals, Inc.
(b)
.......... 39,502 1,245,103
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 340,672 13,800,623
Telomir Pharmaceuticals, Inc.
(b)
........... 8,158 10,197
Theravance Biopharma, Inc.
(b)
............ 260,988 2,878,698
Trevi Therapeutics, Inc.
(a) (b)
.............. 666,660 3,646,630
Tvardi Therapeutics, Inc.
(b)
............... 4,185 97,636
Veru, Inc.
(b)
......................... 57,659 33,546
WaVe Life Sciences Ltd.
(b)
............... 871,474 5,664,581
Xeris Biopharma Holdings, Inc.
(b)
.......... 1,319,276 6,161,019
Zevra Therapeutics, Inc.
(a) (b)
.............. 476,649 4,199,278
234,227,252
Security
Shares
Shares Value
Professional Services — 3.0%
Acuren Corp.
(a) (b)
..................... 343,484 $ 3,792,063
Barrett Business Services, Inc. ............ 215,975 9,003,998
BlackSky Technology, Inc.
(a) (b)
............. 245,953 5,061,713
CBIZ, Inc.
(a) (b)
........................ 459,894 32,978,999
CRA International, Inc. ................. 58,041 10,875,142
CSG Systems International, Inc. ........... 217,513 14,205,774
ExlService Holdings, Inc.
(b)
.............. 47,473 2,078,843
Exponent, Inc. ....................... 446,556 33,362,199
First Advantage Corp.
(a) (b)
............... 473,691 7,868,008
FiscalNote Holdings, Inc. , Class A
(b)
........ 50,997 27,355
Franklin Covey Co.
(a) (b)
................. 84,524 1,928,838
Huron Consulting Group, Inc.
(a) (b)
.......... 149,779 20,600,604
IBEX Holdings Ltd.
(b)
................... 84,995 2,473,355
Innodata, Inc.
(a) (b)
..................... 266,514 13,650,847
Insperity, Inc. ........................ 316,935 19,054,132
Kforce, Inc. ......................... 132,362 5,444,049
Korn Ferry ......................... 206,349 15,131,572
Legalzoom.com, Inc.
(b)
................. 974,028 8,678,589
Maximus, Inc. ....................... 497,055 34,893,261
Planet Labs PBC , Class A
(b)
.............. 1,880,310 11,469,891
RCM Technologies, Inc.
(b)
............... 35,722 841,968
Resolute Holdings Management, Inc.
(a) (b)
..... 15,026 478,879
Spire Global, Inc. , Class A
(a) (b)
............ 242,076 2,880,704
TriNet Group, Inc. .................... 263,060 19,240,208
Upwork, Inc.
(a) (b)
...................... 1,093,475 14,696,304
Verra Mobility Corp. , Class A
(b)
............ 1,403,965 35,646,671
Willdan Group, Inc.
(b)
.................. 83,036 5,190,580
WNS Holdings Ltd.
(a) (b)
................. 355,577 22,486,689
354,041,235
Real Estate Management & Development — 0.5%
Compass, Inc. , Class A
(a) (b)
.............. 4,005,258 25,153,020
eXp World Holdings, Inc.
(a)
............... 692,267 6,299,630
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 62,050 1,128,690
Real Brokerage, Inc. (The)
(b)
............. 931,924 4,202,977
St. Joe Co. (The) ..................... 334,129 15,937,953
52,722,270
Residential REITs — 0.2%
Apartment Investment & Management Co. , Class
A ............................. 662,373 5,729,527
NexPoint Residential Trust, Inc. ........... 61,435 2,047,014
UMH Properties, Inc. .................. 674,498 11,324,821
19,101,362
Retail REITs — 0.4%
Alexander's, Inc. ..................... 19,227 4,332,228
CBL & Associates Properties, Inc. .......... 123,594 3,138,052
NETSTREIT Corp. .................... 179,815 3,044,268
Phillips Edison & Co., Inc. ............... 201,860 7,071,156
Saul Centers, Inc. .................... 97,340 3,323,187
Tanger, Inc. ......................... 887,423 27,137,395
48,046,286
Semiconductors & Semiconductor Equipment — 4.0%
Aehr Test Systems
(a) (b)
.................. 202,048 2,612,481
Aeluma, Inc.
(b)
....................... 8,089 132,417
Ambarella, Inc.
(a) (b)
.................... 357,661 23,628,874
Atomera, Inc.
(b)
...................... 238,918 1,204,147
Axcelis Technologies, Inc.
(a) (b)
............. 22,467 1,565,725
CEVA, Inc.
(a) (b)
....................... 180,703 3,971,852
Credo Technology Group Holding Ltd.
(a) (b)
..... 1,285,602 119,033,889
Everspin Technologies, Inc.
(b)
............. 29,820 187,568
FormFactor, Inc.
(a) (b)
................... 510,259 17,558,012
Impinj, Inc.
(a) (b)
....................... 228,132 25,338,621
indie Semiconductor, Inc. , Class A
(a) (b)
....... 652,040 2,321,262

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Kopin Corp.
(a) (b)
...................... 1,302,910 $ 1,993,452
Kulicke & Soffa Industries, Inc. ............ 266,371 9,216,437
MaxLinear, Inc.
(b)
..................... 95,439 1,356,188
Navitas Semiconductor Corp.
(a) (b)
.......... 198,044 1,297,188
NVE Corp. ......................... 42,941 3,160,887
PDF Solutions, Inc.
(b)
.................. 278,089 5,945,543
Power Integrations, Inc. ................ 497,842 27,829,368
QuickLogic Corp.
(b)
.................... 24,304 149,713
Rambus, Inc.
(b)
...................... 946,682 60,606,582
Rigetti Computing, Inc.
(a) (b)
............... 2,486,410 29,488,823
Semtech Corp.
(a) (b)
.................... 766,050 34,579,497
Silicon Laboratories, Inc.
(b)
............... 282,861 41,682,397
SiTime Corp.
(a) (b)
..................... 184,957 39,410,637
SkyWater Technology, Inc.
(a) (b)
............ 230,345 2,266,595
Synaptics, Inc.
(b)
..................... 29,781 1,930,404
Ultra Clean Holdings, Inc.
(b)
.............. 29,351 662,452
459,131,011
Software — 10.4%
A10 Networks, Inc. .................... 553,197 10,704,362
ACI Worldwide, Inc.
(b)
.................. 926,920 42,554,897
Adeia, Inc. ......................... 837,000 11,835,180
Agilysys, Inc.
(a) (b)
..................... 227,373 26,066,041
Airship AI Holdings, Inc.
(a) (b)
.............. 138,455 815,500
Alarm.com Holdings, Inc.
(b)
.............. 416,992 23,589,237
Alkami Technology, Inc.
(a) (b)
.............. 599,230 18,060,792
Amplitude, Inc. , Class A
(b)
............... 765,857 9,496,627
Appian Corp. , Class A
(a) (b)
............... 344,844 10,297,042
Arteris, Inc.
(a) (b)
....................... 30,658 292,171
Asana, Inc. , Class A
(a) (b)
................. 820,675 11,079,112
AudioEye, Inc.
(a) (b)
.................... 71,498 832,952
AvePoint, Inc. , Class A
(a) (b)
............... 1,164,454 22,485,607
Bitdeer Technologies Group , Class A
(b)
...... 711,364 8,166,459
Blackbaud, Inc.
(b)
..................... 269,522 17,306,008
BlackLine, Inc.
(a) (b)
.................... 463,284 26,231,140
Blend Labs, Inc. , Class A
(b)
.............. 1,853,027 6,114,989
Box, Inc. , Class A
(b)
................... 956,797 32,693,753
Braze, Inc. , Class A
(a) (b)
................. 670,440 18,839,364
C3.ai, Inc. , Class A
(a) (b)
................. 1,063,964 26,141,595
Cerence, Inc.
(a) (b)
..................... 119,742 1,222,566
Clear Secure, Inc. , Class A .............. 735,982 20,430,860
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 2,162,288 47,418,976
Commvault Systems, Inc.
(b)
.............. 388,186 67,672,465
Core Scientific, Inc.
(a) (b)
................. 2,010,366 34,316,948
CoreCard Corp.
(b)
..................... 40,022 1,159,437
CS Disco, Inc.
(b)
...................... 154,534 675,314
Daily Journal Corp.
(a) (b)
................. 8,664 3,658,374
Digimarc Corp.
(a) (b)
.................... 137,060 1,810,563
Digital Turbine, Inc.
(b)
.................. 582,837 3,438,738
Domo, Inc. , Class B
(a) (b)
................. 264,289 3,692,117
D-Wave Quantum, Inc.
(a) (b)
............... 2,523,269 36,940,658
eGain Corp.
(a) (b)
...................... 117,936 737,100
EverCommerce, Inc.
(a) (b)
................ 133,726 1,404,123
Expensify, Inc. , Class A
(b)
............... 274,474 710,888
Five9, Inc.
(b)
........................ 663,318 17,564,661
Freshworks, Inc. , Class A
(b)
.............. 1,793,161 26,736,031
I3 Verticals, Inc. , Class A
(a) (b)
............. 12,720 349,546
Intapp, Inc.
(b)
........................ 485,435 25,058,155
InterDigital, Inc. ...................... 227,266 50,959,855
Jamf Holding Corp.
(b)
.................. 597,005 5,677,518
Kaltura, Inc.
(a) (b)
...................... 742,044 1,491,508
Life360, Inc.
(b)
....................... 141,667 9,243,772
LiveRamp Holdings, Inc.
(b)
............... 567,586 18,753,041
Meridianlink, Inc.
(a) (b)
................... 276,181 4,482,418
Mitek Systems, Inc.
(b)
.................. 82,068 812,473
Security
Shares
Shares Value
Software (continued)
NextNav, Inc.
(a) (b)
..................... 773,619 $ 11,759,009
Olo, Inc. , Class A
(a) (b)
................... 594,608 5,292,011
OneSpan, Inc. ....................... 39,606 661,024
Ooma, Inc.
(b)
........................ 217,119 2,800,835
Pagaya Technologies Ltd. , Class A
(b)
........ 368,955 7,866,121
PagerDuty, Inc.
(a) (b)
.................... 741,224 11,325,903
Porch Group, Inc.
(a) (b)
.................. 573,618 6,762,956
Progress Software Corp. ................ 375,854 23,994,519
PROS Holdings, Inc.
(a) (b)
................ 385,013 6,029,304
Q2 Holdings, Inc.
(b)
.................... 545,847 51,085,821
Qualys, Inc.
(b)
....................... 320,387 45,773,691
Rapid7, Inc.
(b)
....................... 560,047 12,953,887
Red Violet, Inc. ...................... 99,641 4,902,337
Rekor Systems, Inc.
(b)
.................. 30,671 35,578
ReposiTrak, Inc.
(a)
.................... 98,320 1,931,988
Rezolve AI plc
(b)
...................... 790,789 2,431,676
Rimini Street, Inc.
(b)
................... 75,282 283,813
Roadzen, Inc.
(b)
...................... 18,057 17,696
Sapiens International Corp. NV ........... 273,153 7,989,725
SEMrush Holdings, Inc. , Class A
(b)
......... 403,049 3,647,593
SoundHound AI, Inc. , Class A
(a) (b)
.......... 3,219,011 34,539,988
SoundThinking, Inc.
(b)
.................. 84,523 1,103,448
Sprinklr, Inc. , Class A
(b)
................. 969,733 8,203,941
Sprout Social, Inc. , Class A
(a) (b)
............ 454,033 9,493,830
SPS Commerce, Inc.
(b)
................. 334,657 45,543,471
Synchronoss Technologies, Inc.
(b)
.......... 85,719 587,175
Tenable Holdings, Inc.
(b)
................ 1,049,581 35,454,846
Terawulf, Inc.
(a) (b)
..................... 2,210,892 9,683,707
Varonis Systems, Inc.
(a) (b)
................ 968,186 49,135,439
Vertex, Inc. , Class A
(a) (b)
................. 571,421 20,191,161
Viant Technology, Inc. , Class A
(a) (b)
......... 138,968 1,838,547
Weave Communications, Inc.
(b)
........... 510,703 4,249,049
WM Technology, Inc. , Class A
(b)
........... 741,441 664,331
Workiva, Inc. , Class A
(a) (b)
............... 441,683 30,233,201
Yext, Inc.
(b)
......................... 902,680 7,672,780
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 1,653,526 25,613,118
1,201,774,452
Specialized REITs — 0.2%
Outfront Media, Inc. ................... 1,224,620 19,985,798
PotlatchDeltic Corp. ................... 37,570 1,441,561
21,427,359
Specialty Retail — 1.6%
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 414,237 34,319,535
Arhaus, Inc. , Class A
(b)
................. 448,396 3,887,593
Arko Corp. ......................... 67,713 286,426
BARK, Inc.
(b)
........................ 625,744 550,342
Boot Barn Holdings, Inc.
(b)
............... 270,395 41,100,040
Buckle, Inc. (The) .................... 258,729 11,733,360
Build-A-Bear Workshop, Inc. ............. 110,413 5,692,894
Camping World Holdings, Inc. , Class A ...... 531,184 9,131,053
Envela Corp.
(b)
....................... 34,943 213,851
EVgo, Inc. , Class A
(a) (b)
................. 175,498 640,568
Genesco, Inc.
(a) (b)
..................... 5,518 108,649
Group 1 Automotive, Inc. ................ 48,409 21,140,694
GrowGeneration Corp.
(b)
................ 10,722 10,026
Leslie's, Inc.
(b)
....................... 88,106 36,996
MarineMax, Inc.
(b)
..................... 7,915 198,983
Petco Health & Wellness Co., Inc.
(b)
........ 52,855 149,580
Qurate Retail Group, Inc. , Class B
(b)
........ — 1
RealReal, Inc. (The)
(a) (b)
................. 219,635 1,052,052
Revolve Group, Inc. , Class A
(a) (b)
........... 355,876 7,135,314
Sonic Automotive, Inc. , Class A ........... 46,602 3,724,898
Stitch Fix, Inc. , Class A
(b)
................ 65,211 241,281

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
ThredUp, Inc. , Class A
(a) (b)
............... 799,200 $ 5,986,008
Tile Shop Holdings, Inc.
(a) (b)
.............. 101,323 644,414
Upbound Group, Inc. .................. 159,350 3,999,685
Urban Outfitters, Inc.
(a) (b)
................ 194,525 14,110,844
Victoria's Secret & Co.
(a) (b)
............... 174,892 3,239,000
Warby Parker, Inc. , Class A
(a) (b)
............ 863,871 18,944,691
188,278,778
Technology Hardware, Storage & Peripherals — 1.1%
(b)
CompoSecure, Inc. , Class A ............. 346,132 4,877,000
CPI Card Group, Inc. .................. 52,651 1,248,882
Diebold Nixdorf, Inc. ................... 208,739 11,564,140
IonQ, Inc.
(a)
......................... 2,080,922 89,417,218
Quantum Computing, Inc. ............... 761,993 14,607,406
Turtle Beach Corp.
(a)
................... 92,600 1,280,658
122,995,304
Textiles, Apparel & Luxury Goods — 0.5%
Ermenegildo Zegna NV ................. 537,233 4,593,342
Figs, Inc. , Class A
(a) (b)
.................. 773,933 4,364,982
Hanesbrands, Inc.
(b)
................... 3,090,368 14,153,886
Kontoor Brands, Inc. ................... 391,021 25,795,656
Steven Madden Ltd. ................... 53,541 1,283,913
Wolverine World Wide, Inc. .............. 709,078 12,820,130
63,011,909
Tobacco — 0.1%
(a)
Ispire Technology, Inc.
(b)
................ 164,924 422,205
Turning Point Brands, Inc. ............... 133,552 10,119,235
10,541,440
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. , Class A ........ 42,334 267,551
Distribution Solutions Group, Inc.
(a) (b)
........ 76,062 2,089,423
DXP Enterprises, Inc.
(b)
................. 113,736 9,968,960
FTAI Aviation Ltd. ..................... 95,244 10,956,870
GATX Corp. ........................ 24,139 3,706,785
Global Industrial Co. ................... 126,923 3,428,190
GMS, Inc.
(b)
......................... 150,321 16,347,409
Herc Holdings, Inc. .................... 287,133 37,812,545
Karat Packaging, Inc. .................. 62,297 1,754,283
McGrath RentCorp .................... 164,225 19,043,531
Rush Enterprises, Inc. , Class A ........... 296,238 15,259,219
Rush Enterprises, Inc. , Class B ........... 43,189 2,266,559
Transcat, Inc.
(a) (b)
..................... 40,975 3,522,211
Willis Lease Finance Corp. .............. 3,038 433,766
Xometry, Inc. , Class A
(a) (b)
............... 382,297 12,917,816
139,775,118
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 184,741 1,804,920
Water Utilities — 0.2%
American States Water Co. .............. 221,709 16,996,212
Cadiz, Inc.
(a) (b)
....................... 481,383 1,439,335
Consolidated Water Co. Ltd. ............. 39,862 1,196,658
Global Water Resources, Inc. ............. 99,769 1,016,646
Middlesex Water Co. .................. 24,118 1,306,713
York Water Co. (The) .................. 21,133 667,803
22,623,367
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a) (b)
....................... 601,126 $ 8,824,530
Total Common Stocks — 100 .1%
(Cost: $ 10,788,313,121 ) ............................ 11,606,171,507
Rights
Biotechnology — 0.0%
(b)(d)
Contra Aduro Biotech I, CVR ............. 105,692 50,732
Contra Chinook Therape, CVR ........... 137,855 22,057
Oncternal Therapeutics, Inc., CVR
(a)
........ 6,020 6,170
Sanofi Aatd, Inc., CVR ................. 193,298 222,293
301,252
Total Rights — 0.0%
(Cost: $ 137,501 ) ................................. 301,252
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 3,797 7,765
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 7,765
Total Long-Term Investments — 100.1%
(Cost: $ 10,788,450,622 ) ............................ 11,606,480,524
Short-Term Securities
Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e) (f) (g)
................. 1,582,306,486 1,582,939,409
Total Short-Term Securities — 13 .6%
(Cost: $ 1,582,091,177 ) ............................ 1,582,939,409
Total Investments — 113 .7%
(Cost: $ 12,370,541,799 ) ............................ 13,189,419,933
Liabilities in Excess of Other Assets — (13.7) % ............ (1,592,198,312)
Net Assets — 100.0% ...............................
$ 11,597,221,621
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(g)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,542,163,199 $ 40,877,762
(a)
$ — $ 45,023 $ (146,575) $ 1,582,939,409 1,582,306,486 $ 2,650,554
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(c)
............. 24,128,144 — (24,128,144)
(a)
— — — — 226,802 —
$ 45,023 $ (146,575) $ 1,582,939,409 $ 2,877,356 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 433 09/19/25 $ 47,450 $ 45,002

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,606,171,507 $ — $ — $ 11,606,171,507
Rights ................................................ — — 301,252 301,252
Warrants .............................................. — 7,765 — 7,765
Short-Term Securities
Money Market Funds ...................................... 1,582,939,409 — — 1,582,939,409
$ 13,189,110,916 $ 7,765 $ 301,252 $ 13,189,419,933
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 45,002 $ — $ — $ 45,002
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust